Quarterly Financial Information - Schedule of Quarterly Financial Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 1,044.1	$ 1,029.2	$ 1,022.8	$ 1,033.3	$ 1,061.8	$ 1,066.0	$ 1,042.1	$ 991.2	$ 4,129.4	$ 4,161.1	$ 3,638.7
Gross profit	286.8	286.4	291.7	302.5	299.0	302.0	293.7	284.8	1,167.4	1,179.5	1,038.9
Operating income	57.7	59.7	63.7	70.9	72.0	65.3	63.9	64.7	252.0	265.9	185.4
Interest expense, net	(47.0)	(55.0)	(49.2)	(48.3)	(49.3)	(50.9)	(51.9)	(47.5)	(199.5)	(199.6)	(202.7)
Other income (expense), net	(22.0)	(13.0)	43.0	(23.1)	33.2	51.6	(14.3)	(48.7)	(15.1)	21.8	66.8
Loss on extinguishment of long-term debt	(21.3)	(4.2)							(25.5)
(Loss) income before income taxes	(32.6)	(12.5)	57.5	(0.5)	55.9	66.0	(2.3)	(31.5)	11.9	88.1	49.5
Net (loss) income	$ (21.1)	$ (8.2)	$ 34.6	$ (1.5)	$ 38.3	$ 54.6	$ (8.6)	$ (26.6)	$ 3.8	$ 57.7	$ 21.5